Stock-based Compensation - Schedule of changes in restricted share units outstanding (Details) - shares	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Outstanding
Exercised	(600,000)
Restricted share units [Member]
Outstanding
Beginning Balance	7,102,412	1,379,056	1,379,056
Granted	5,606,000		6,050,000
Exercised	(1,318,441)	(108,100)	(326,644)
Ending Balance	11,389,971		7,102,412